UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New Markets Income Fund

September 30, 2010

1.808781.106

NMI-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.0%
		Principal Amount (c)	Value
Argentina - 0.4%
City of Buenos Aires 12.5% 4/6/15 (f)		$ 7,865,000	$ 8,447,010
Pan American Energy LLC 7.875% 5/7/21 (f)		8,680,000	9,027,200
TOTAL ARGENTINA			17,474,210
Australia - 0.0%
Leighton Finance International 7.875% 5/16/11		1,570,000	1,597,475
Bahamas (Nassau) - 0.2%
Odebrecht Overseas Ltd. 9.625%		7,634,000	7,614,915
Bermuda - 0.1%
Noble Group Ltd.:
6.75% 1/29/20 (f)		3,920,000	4,204,200
8.5% 5/30/13 (Reg. S)		1,570,000	1,774,100
TOTAL BERMUDA			5,978,300
Brazil - 2.2%
Banco Cruzeiro Do Sul SA:
7% 7/8/13		3,620,000	3,705,975
8.5% 2/20/15 (f)		5,885,000	6,311,663
Banco do Brasil SA 4.5% 1/22/15 (f)		5,745,000	6,032,250
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (f)		15,490,000	16,690,475
Banco Votorantim SA 7.375% 1/21/20 (f)		5,805,000	6,189,872
BFF International Ltd. 7.25% 1/28/20 (f)		6,365,000	6,810,550
Braskem Finance Ltd. 7% 5/7/20 (f)		8,320,000	8,819,200
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (f)		3,490,000	4,083,300
Gerdau Trade, Inc. 5.75% 1/30/21 (f)		7,040,000	7,124,480
Globo Comunicacoes e Participacoes SA 6.25% (d)(f)		12,070,000	12,341,575
Net Servicos de Comunicacao SA 7.5% 1/27/20 (f)		7,890,000	8,994,600
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		8,240,000	8,816,800
TOTAL BRAZIL			95,920,740
British Virgin Islands - 0.2%
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		7,025,000	6,975,614
Cayman Islands - 2.5%
Banco Bradesco SA 4.1% 3/23/15 (f)		8,675,000	8,848,500
Country Garden Holdings Co. Ltd. 11.25% 4/22/17 (f)		4,000,000	4,255,000
CSN Islands XI Corp. 6.875% 9/21/19 (f)		7,748,000	8,425,950
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		3,890,000	4,791,562
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Cayman Islands - continued
Odebrecht Finance Ltd.:
7% 4/21/20 (f)		$ 6,600,000	$ 7,062,000
7.5% (f)		17,670,000	17,846,700
9.625% 4/9/14 (f)		6,230,000	7,351,400
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		7,935,000	8,784,402
6.875% 1/20/40		18,150,000	20,600,250
TDIC Finance Ltd. 6.5% 7/2/14 (f)		10,640,000	11,661,440
Voto-Votorantim Overseas Trading Operations V Ltd. 6.625% 9/25/19 (f)		7,015,000	7,470,975
TOTAL CAYMAN ISLANDS			107,098,179
Chile - 0.2%
Banco Santander Chile 6.5% 9/22/20 (f)	CLP	4,565,000,000	9,302,670
Colombia - 0.5%
BanColombia SA 6.125% 7/26/20		15,095,000	15,661,063
Empresas Publicas de Medellin 7.625% 7/29/19 (f)		6,460,000	7,719,700
TOTAL COLOMBIA			23,380,763
Egypt - 0.2%
African Export-Import Bank 8.75% 11/13/14		7,875,000	8,879,063
Indonesia - 0.5%
Adaro Indonesia PT 7.625% 10/22/19 (f)		9,235,000	10,089,238
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (b)(f)		4,420,000	0
0% 7/5/01 (Reg. S) (b)		1,335,000	0
Bumi Investment Pte Ltd. 10.75% 10/6/17		5,550,000	5,550,000
Listrindo Capital BV 9.25% 1/29/15 (f)		3,875,000	4,340,000
TOTAL INDONESIA			19,979,238
Ireland - 0.2%
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		6,380,000	6,898,375
Isle of Man - 0.2%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		8,250,000	8,700,368
Korea (South) - 1.6%
Export-Import Bank of Korea:
5.125% 6/29/20		7,265,000	7,846,200
8.125% 1/21/14		6,795,000	8,001,113
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Korea (South) - continued
Hyundai Capital Services, Inc. 6% 5/5/15 (f)		$ 8,825,000	$ 9,663,375
Industrial Bank of Korea 7.125% 4/23/14 (f)		6,875,000	7,915,875
Korea Development Bank 4.375% 8/10/15		7,850,000	8,340,625
Korea Expressway Corp. 4.5% 3/23/15 (f)		7,860,000	8,272,650
POSCO 8.75% 3/26/14 (f)		6,660,000	7,968,690
SK Broadband Co., Ltd. 7% 2/1/12 (f)		7,450,000	7,878,375
Woori Bank 7% 2/2/15 (f)		3,565,000	4,073,013
TOTAL KOREA (SOUTH)			69,959,916
Luxembourg - 1.7%
ArcelorMittal SA:
7% 10/15/39		7,240,000	7,396,181
9% 2/15/15		3,800,000	4,585,772
Millicom International Cellular SA 10% 12/1/13		7,965,000	8,193,994
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		7,330,000	7,641,525
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (g)		2,980,000	2,980,000
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		5,450,000	5,858,750
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		4,470,000	4,794,075
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		6,775,000	7,655,750
RSHB Capital SA 9% 6/11/14 (f)		5,150,000	5,898,295
TNK-BP Finance SA:
7.5% 3/13/13 (f)		4,595,000	4,997,063
7.875% 3/13/18 (Reg. S)		6,325,000	7,147,250
VTB Capital SA 6.465% 3/4/15 (f)		8,200,000	8,497,250
TOTAL LUXEMBOURG			75,645,905
Mexico - 1.2%
Alestra SA de RL de CV 11.75% 8/11/14		6,165,000	6,920,213
Petroleos Mexicanos:
6% 3/5/20 (f)		9,030,000	9,955,575
6.625% (f)		14,510,000	14,662,355
6.625% 6/15/35 (f)		17,750,000	19,480,625
Vitro SAB de CV 9.125% 2/1/17 (b)		3,455,000	1,641,125
TOTAL MEXICO			52,659,893
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Netherlands - 4.1%
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	5,100,000	$ 695,334
DTEK Finance BV 9.5% 4/28/15 (f)		7,120,000	7,351,400
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		19,300,000	21,205,875
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		6,299,000	6,802,920
Kazakhstan Temir Zholy Finance BV 6.375% 10/6/20 (f)		4,175,000	4,326,344
KazMunaiGaz Finance Sub BV:
7% 5/5/20 (f)		14,705,000	16,138,738
8.375% 7/2/13 (f)		12,835,000	14,214,763
9.125% 7/2/18 (f)		13,995,000	17,091,394
11.75% 1/23/15 (f)		16,750,000	21,209,688
Lippo Karawaci Finance BV 8.875% 3/9/11		1,540,000	1,578,500
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		4,680,000	5,382,000
7.75% 10/17/16 (Reg. S)		7,125,000	8,318,438
7.75% 1/20/20 (f)		13,965,000	16,723,088
7.875% 6/29/37 (Reg. S)		13,140,000	16,293,600
8% 8/7/19 (f)		6,895,000	8,325,713
Myriad International Holding BV 6.375% 7/28/17 (f)		10,735,000	11,177,819
Paiton Energy Funding BV 9.34% 2/15/14 (Reg. S)		1,380,000	1,452,450
TOTAL NETHERLANDS			178,288,064
Peru - 0.1%
CFG Investment SAC 9.25% 12/19/13 (Reg. S)		3,631,000	3,830,705
Philippines - 1.4%
National Power Corp. 6.875% 11/2/16 (f)		13,935,000	16,303,950
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		16,615,000	20,062,613
7.39% 12/2/24 (f)		18,935,000	23,384,725
TOTAL PHILIPPINES			59,751,288
Qatar - 0.2%
Qtel International Finance Ltd. 6.5% 6/10/14 (f)		6,565,000	7,352,800
Russia - 0.2%
MTS International Funding Ltd. 8.625% 6/22/20 (f)		6,885,000	7,917,750
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (f)		8,635,000	10,513,113
Turkey - 0.3%
Akbank T. A. S. 5.125% 7/22/15 (f)		14,265,000	14,193,675
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Ukraine - 0.4%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		$ 16,410,000	$ 17,784,338
United Arab Emirates - 0.5%
Dolphin Energy Ltd. 5.888% 6/15/19 (f)		12,854,620	13,866,921
Dubai Electricity & Water Authority 8.5% 4/22/15 (f)		7,920,000	8,543,700
TOTAL UNITED ARAB EMIRATES			22,410,621
United Kingdom - 0.5%
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		19,186,000	19,425,825
United States of America - 2.3%
Drummond Co., Inc.:
7.375% 2/15/16		6,825,000	6,910,313
9% 10/15/14 (f)		12,645,000	13,308,863
Gerdau Holdings, Inc. 7% 1/20/20 (f)		6,305,000	7,011,160
NII Capital Corp.:
8.875% 12/15/19		7,765,000	8,425,025
10% 8/15/16		7,840,000	8,918,000
Pemex Project Funding Master Trust 8.625% 2/1/22		26,332,000	32,651,680
Southern Copper Corp.:
5.375% 4/16/20		4,005,000	4,245,300
6.75% 4/16/40		16,655,000	17,820,850
TOTAL UNITED STATES OF AMERICA			99,291,191
Venezuela - 1.9%
Petroleos de Venezuela SA:
5.25% 4/12/17		29,673,000	17,210,340
5.375% 4/12/27		83,915,000	40,698,775
5.5% 4/12/37		57,460,000	26,575,250
TOTAL VENEZUELA			84,484,365
TOTAL NONCONVERTIBLE BONDS (Cost $972,528,588)			1,043,309,359
Government Obligations - 65.6%

Argentina - 3.5%
Argentine Republic:
discount:
(with partial capitalization through 12/31/13) 8.28% 12/31/33		57,316,783	47,429,638
Government Obligations - continued
		Principal Amount (c)	Value
Argentina - continued
Argentine Republic: - continued
(with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 27,567,928	$ 22,288,670
par 2.5% 12/31/38 (d)		56,225,000	22,771,125
0% 12/15/35		146,149,781	17,172,599
7% 9/12/13		27,055,000	25,269,370
8.75% 6/2/17		19,165,594	18,590,626
TOTAL ARGENTINA			153,522,028
Bahamas (Nassau) - 0.4%
Bahamian Republic 6.95% 11/20/29 (f)		15,550,000	16,172,000
Barbados - 0.6%
Barbados Government:
7% 8/4/22 (f)		14,515,000	15,242,942
7.25% 12/15/21 (f)		11,815,000	12,523,900
TOTAL BARBADOS			27,766,842
Belize - 0.2%
Belize Government 6% 2/20/29 (d)(f)		10,417,600	8,959,136
Bermuda - 0.3%
Bermuda Government 5.603% 7/20/20 (f)		6,010,000	6,490,800
Noble Group Ltd. 6.625% 8/5/20 (f)		7,245,000	7,480,463
TOTAL BERMUDA			13,971,263
Brazil - 3.9%
Brazilian Federative Republic:
4.875% 1/22/21		1,330,000	1,459,675
5.625% 1/7/41		10,555,000	11,478,563
5.875% 1/15/19		19,930,000	23,367,925
7.125% 1/20/37		12,485,000	16,324,138
8% 1/15/18		6,404,167	7,652,979
8.25% 1/20/34		8,390,000	12,165,500
8.875% 4/15/24		9,650,000	14,185,500
10.125% 5/15/27		12,715,000	20,534,725
11% 8/17/40		20,305,000	28,122,425
12.25% 3/6/30		8,440,000	16,036,000
12.5% 1/5/16	BRL	18,460,000	12,534,467
12.75% 1/15/20		4,350,000	7,416,750
TOTAL BRAZIL			171,278,647
Cayman Islands - 0.4%
Cayman Island Government 5.95% 11/24/19 (f)		17,090,000	18,243,575
Government Obligations - continued
		Principal Amount (c)	Value
Chile - 0.5%
Chilean Republic:
3.875% 8/5/20		$ 10,875,000	$ 11,310,000
5.5% 8/5/20	CLP	4,809,000,000	10,443,977
TOTAL CHILE			21,753,977
Colombia - 2.5%
Colombian Republic:
6.125% 1/18/41		40,150,000	45,971,750
7.375% 3/18/19		10,060,000	12,700,750
10.375% 1/28/33		16,250,000	26,081,250
11.75% 2/25/20		14,931,000	23,553,653
TOTAL COLOMBIA			108,307,403
Congo - 0.5%
Congo Republic 3% 6/30/29 (d)		41,059,000	23,814,220
Croatia - 0.5%
Croatia Republic 6.75% 11/5/19 (f)		20,310,000	22,154,554
Dominican Republic - 0.7%
Dominican Republic:
7.5% 5/6/21 (f)		13,950,000	15,763,500
9.04% 1/23/18 (f)		13,225,020	15,671,649
TOTAL DOMINICAN REPUBLIC			31,435,149
Ecuador - 0.3%
Ecuador Republic 9.375% 12/15/15 (f)		18,019,000	14,415,200
Egypt - 1.2%
Arab Republic of Egypt:
5.75% 4/29/20 (f)		11,210,000	12,036,738
6.875% 4/30/40 (f)		18,130,000	20,396,250
9.7491% to 9.8508% 2/1/11 to 2/22/11	EGP	117,475,000	19,914,429
TOTAL EGYPT			52,347,417
El Salvador - 0.8%
El Salvador Republic:
7.375% 12/1/19 (f)		14,225,000	15,860,875
7.65% 6/15/35 (Reg. S)		6,740,000	7,329,750
7.75% 1/24/23 (Reg. S)		5,830,000	6,587,900
8.25% 4/10/32 (Reg. S)		2,585,000	2,933,975
TOTAL EL SALVADOR			32,712,500
Government Obligations - continued
		Principal Amount (c)	Value
Gabon - 0.8%
Gabonese Republic 8.2% 12/12/17 (f)		$ 29,260,000	$ 34,014,750
Georgia - 0.5%
Georgia Republic 7.5% 4/15/13		23,038,000	23,613,950
Ghana - 1.0%
Ghana Republic:
8.5% 10/4/17 (f)		28,650,000	32,804,250
14.25% 7/29/13	GH	5,820,000	4,199,794
14.99% 3/11/13	GH	6,890,000	5,029,942
TOTAL GHANA			42,033,986
Indonesia - 5.8%
Indonesian Republic:
5.875% 3/13/20 (f)		12,325,000	14,173,750
6.625% 2/17/37 (f)		16,335,000	19,806,188
6.75% 3/10/14 (Reg. S)		9,280,000	10,509,600
6.875% 3/9/17 (f)		9,505,000	11,477,288
6.875% 1/17/18 (f)		16,470,000	19,887,525
7.25% 4/20/15 (f)		7,040,000	8,307,200
7.5% 1/15/16 (f)		23,750,000	28,915,625
7.75% 1/17/38 (f)		19,920,000	27,091,200
8.25% 7/15/21	IDR	156,990,000,000	18,284,747
8.5% 10/12/35 (f)		19,705,000	28,670,775
9.5% 6/15/15	IDR	61,623,000,000	7,525,958
10.375% 5/4/14 (f)		7,715,000	9,740,188
10.5% 8/15/30	IDR	55,035,000,000	7,384,260
11.625% 3/4/19 (f)		16,975,000	26,183,938
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		13,040,000	15,648,000
TOTAL INDONESIA			253,606,242
Iraq - 0.6%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		30,880,000	26,634,000
Ivory Coast - 1.1%
Ivory Coast 2.5% 12/31/32 (d)		80,806,000	47,174,543
Jamaica - 0.2%
Jamaican Government 8% 3/15/39		6,815,000	6,542,400
Lebanon - 1.3%
Lebanese Republic:
4% 12/31/17		27,270,000	26,656,425
Government Obligations - continued
		Principal Amount (c)	Value
Lebanon - continued
Lebanese Republic: - continued
9% 3/20/17		$ 10,540,000	$ 12,700,700
11.625% 5/11/16 (Reg. S)		14,215,000	18,479,500
TOTAL LEBANON			57,836,625
Lithuania - 1.2%
Lithuanian Republic:
5.125% 9/14/17 (f)		18,220,000	17,992,250
6.75% 1/15/15 (f)		15,620,000	16,928,175
7.375% 2/11/20 (f)		15,620,000	17,455,350
TOTAL LITHUANIA			52,375,775
Mexico - 3.3%
United Mexican States:
5.125% 1/15/20		7,670,000	8,571,225
5.625% 1/15/17		32,444,000	37,148,380
6.05% 1/11/40		29,486,000	33,761,470
6.75% 9/27/34		14,885,000	18,494,613
11.375% 9/15/16		8,350,000	12,170,125
11.5% 5/15/26		17,510,000	31,649,325
TOTAL MEXICO			141,795,138
Pakistan - 0.9%
Islamic Republic of Pakistan:
6.875% 6/1/17 (f)		32,590,000	29,656,900
7.125% 3/31/16 (f)		10,870,000	10,109,100
TOTAL PAKISTAN			39,766,000
Panama - 0.4%
Panamanian Republic 5.2% 1/30/20		16,160,000	17,937,600
Peru - 0.8%
Peruvian Republic:
7.35% 7/21/25		12,205,000	15,805,475
8.75% 11/21/33		12,420,000	18,428,175
TOTAL PERU			34,233,650
Philippines - 3.6%
Philippine Republic:
4% 1/15/21		10,540,000	10,518,920
4.95% 1/15/21	PHP	366,000,000	8,542,086
6.375% 10/23/34		31,405,000	36,508,313
6.5% 1/20/20		26,820,000	32,116,950
Government Obligations - continued
		Principal Amount (c)	Value
Philippines - continued
Philippine Republic: - continued
7.75% 1/14/31		$ 24,350,000	$ 32,324,625
9.5% 2/2/30		14,730,000	22,536,900
10.625% 3/16/25		7,855,000	12,646,550
TOTAL PHILIPPINES			155,194,344
Poland - 0.9%
Polish Government:
3.875% 7/16/15		16,005,000	16,661,205
6.375% 7/15/19		19,760,000	23,390,900
TOTAL POLAND			40,052,105
Qatar - 0.6%
State of Qatar:
4% 1/20/15 (f)		15,820,000	16,676,653
6.4% 1/20/40 (f)		7,805,000	9,262,350
TOTAL QATAR			25,939,003
Russia - 7.3%
Russian Federation:
3.625% 4/29/15 (f)		37,400,000	37,699,200
7.5% 3/31/30 (Reg. S)		192,131,888	229,837,751
12.75% 6/24/28 (Reg. S)		28,467,000	51,809,940
TOTAL RUSSIA			319,346,891
Serbia - 0.5%
Republic of Serbia 6.75% 11/1/24 (f)		21,949,134	21,565,024
South Africa - 0.2%
South African Republic 5.5% 3/9/20		7,675,000	8,576,813
Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (f)		10,570,000	11,547,725
8.25% 10/24/12 (f)		7,322,000	7,953,523
Government of the Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (f)		10,400,000	10,478,000
TOTAL SRI LANKA			29,979,248
Turkey - 7.2%
Turkish Republic:
0% 11/16/11	TRY	62,555,000	39,786,104
5.625% 3/30/21		32,850,000	35,757,225
6.75% 4/3/18		6,790,000	7,961,275
Government Obligations - continued
		Principal Amount (c)	Value
Turkey - continued
Turkish Republic: - continued
6.75% 5/30/40		$ 21,225,000	$ 24,281,400
6.875% 3/17/36		29,710,000	34,650,773
7% 9/26/16		6,665,000	7,864,700
7% 3/11/19		17,720,000	21,109,836
7% 6/5/20		6,765,000	8,124,765
7.25% 3/15/15		6,460,000	7,574,350
7.25% 3/5/38		9,885,000	11,985,563
7.375% 2/5/25		32,700,000	40,466,250
7.5% 7/14/17		7,020,000	8,520,876
7.5% 11/7/19		6,595,000	8,120,424
9.5% 1/15/14		12,030,000	14,538,255
11% 1/14/13		8,940,000	10,689,558
11.875% 1/15/30		18,710,000	33,163,475
TOTAL TURKEY			314,594,829
Ukraine - 1.0%
Ukraine Cabinet of Ministers:
6.58% 11/21/16 (f)		9,440,000	9,239,400
6.875% 3/4/11 (Reg. S)		6,220,000	6,251,100
Ukraine Government:
6.385% 6/26/12 (f)		5,760,000	5,817,600
6.75% 11/14/17 (f)		9,680,000	9,474,300
7.65% 6/11/13 (Reg. S)		10,610,000	11,034,400
TOTAL UKRAINE			41,816,800
United States of America - 3.7%
U.S. Treasury Bonds:
3.875% 8/15/40		149,385,000	154,403,440
stripped principal 5/15/40		18,015,000	5,534,712
TOTAL UNITED STATES OF AMERICA			159,938,152
Uruguay - 0.7%
Uruguay Republic:
7.625% 3/21/36		6,000,000	7,740,000
7.875% 1/15/33 pay-in-kind		5,045,000	6,596,338
8% 11/18/22		11,020,000	14,188,250
TOTAL URUGUAY			28,524,588
Venezuela - 4.5%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		102,429	2,714,369
Government Obligations - continued
		Principal Amount (c)	Value
Venezuela - continued
Venezuelan Republic: - continued
1.5125% 4/20/11 (Reg. S) (g)		$ 11,884,000	$ 11,468,060
5.75% 2/26/16 (Reg S.)		15,795,000	10,898,550
6% 12/9/20		18,130,000	10,515,400
7% 3/31/38		28,030,000	15,416,500
7.75% 10/13/19 (Reg. S)		22,400,000	14,840,000
8.25% 10/13/24		10,810,000	6,929,210
8.5% 10/8/14		15,180,000	12,599,400
9% 5/7/23 (Reg. S)		21,780,000	14,668,830
9.25% 9/15/27		37,360,000	26,805,800
9.25% 5/7/28 (Reg. S)		15,170,000	10,012,200
9.375% 1/13/34		15,195,000	10,066,688
10.75% 9/19/13		28,655,000	26,935,700
12.75% 8/23/22		17,785,000	15,250,638
13.625% 8/15/18		5,483,000	5,099,190
TOTAL VENEZUELA			194,220,535
Vietnam - 0.5%
Vietnamese Socialist Republic:
6.75% 1/29/20 (f)		11,970,000	13,167,000
6.875% 1/15/16 (f)		6,460,000	7,138,300
TOTAL VIETNAM			20,305,300
TOTAL GOVERNMENT OBLIGATIONS (Cost $2,561,044,983)			2,854,472,202
Supranational Obligations - 0.5%

Central American Bank 5.375% 9/24/14 (f)		7,870,000	8,499,600
Corporacion Andina de Fomento 8.125% 6/4/19		6,670,000	8,352,841
Eurasian Development Bank 7.375% 9/29/14 (f)		4,825,000	5,307,500
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $19,353,328)			22,159,941
Investment Companies - 3.5%
	Shares
United States of America - 3.5%
iShares MSCI Brazil Index ETF (e) (Cost $144,949,951)	1,973,351	151,809,892
Preferred Securities - 0.5%
	Principal Amount (c)	Value
United States of America - 0.5%
Pemex Project Funding Master Trust 7.75% (Cost $20,695,534)	$ 20,414,000	$ 20,432,900
Money Market Funds - 9.0%
	Shares
Fidelity Cash Central Fund, 0.25% (h)	282,766,816	282,766,816
Fidelity Securities Lending Cash Central Fund, 0.26% (a)(h)	107,497,150	107,497,150
TOTAL MONEY MARKET FUNDS (Cost $390,263,966)		390,263,966
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.25%, dated 9/30/10 due 10/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $5,641,000)	$ 5,641,039	5,641,000
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $4,114,477,350)		4,488,089,260
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(139,969,896)
NET ASSETS - 100%		$ 4,348,119,364
Currency Abbreviations
BRL	-	Brazilian real
CLP	-	Chilean peso
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GH	-	Ghana Cedi
IDR	-	Indonesian rupiah
PHP	-	Philippine peso
TRY	-	New Turkish Lira
Security Type Abbreviations
ETF	-	Exchange Traded Funds
Legend
(a) Investment made with cash collateral received from securities on loan.
(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,391,678,279 or 32.0% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(i) Quantity represents share amount.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,641,000 due 10/01/10 at 0.25%
BNP Paribas Securities Corp.	$ 2,778,634
Banc of America Securities LLC	1,279,224
Barclays Capital, Inc.	1,583,142
$ 5,641,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 278,616
Fidelity Securities Lending Cash Central Fund	11,356
Total	$ 289,972
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,043,309,359	$ -	$ 1,042,614,025	$ 695,334
Government Obligations	2,854,472,202	-	2,854,472,202	-
Supranational Obligations	22,159,941	-	22,159,941	-
Investment Companies	151,809,892	151,809,892	-	-
Preferred Securities	20,432,900	-	20,432,900	-
Money Market Funds	390,263,966	390,263,966	-	-
Cash Equivalents	5,641,000	-	5,641,000	-
Total Investments in Securities:	$ 4,488,089,260	$ 542,073,858	$ 3,945,320,068	$ 695,334
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 4,550,050
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	549,306
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	146,028
Transfers out of Level 3	(4,550,050)
Ending Balance	$ 695,334
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2010	$ 549,306

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $4,094,437,004. Net unrealized appreciation aggregated $393,652,256, of which $419,989,492 related to appreciated investment securities and $26,337,236 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2010